Consolidated Statements of Changes to Stockholders' Equity - USD ($)		Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021		$ 5,050	[1]	$ 19,554	[1]	$ 49,306,193	$ (43,788,360)	$ 1,024,579	$ 6,567,016
Balance, shares at Dec. 31, 2021	[1]	333,333		1,303,645
Issuance of new ordinary shares for proceeds				$ 16,000	[1]	39,984,000			40,000,000
Issuance of new ordinary shares for proceeds, shares	[1]			1,066,494
Comprehensive loss for the period			[1]		[1]		(21,520,114)	(1,128,940)	(22,649,054)
Balance at Dec. 31, 2022		$ 5,050	[1]	$ 35,554	[1]	89,290,193	(65,308,474)	(104,361)	23,917,962	[2]
Balance, shares at Dec. 31, 2022	[1]	333,333		2,370,139
Comprehensive loss for the period			[1]		[1]		(12,585,250)	(20,053)	(12,605,303)
Balance at Dec. 31, 2023		$ 5,050	[1]	$ 35,554	[1]	89,290,193	(77,893,723)	(124,414)	11,312,660	[2]
Balance, shares at Dec. 31, 2023	[1]	333,333		2,370,139
Comprehensive loss for the period			[1]		[1]		(909,660)	(22,049)	(931,709)
Balance at Dec. 31, 2024		$ 5,050	[1]	$ 35,554	[1]	$ 89,290,193	$ (78,803,383)	$ (146,463)	$ 10,380,951	[2]
Balance, shares at Dec. 31, 2024	[1]	333,333		2,370,139

[1]	All period results have been adjusted for the reverse stock split effective March 10, 2025 (See Note 13 - Subsequent Event).
[2]	All period results have been adjusted for the reverse stock split effective March 10, 2025 (See Note 13 - Subsequent Event).